Intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Beginning balance	$ 344,921	$ 336,546
Ending balance	309,284	344,921
Cost
Intangible assets
Beginning balance	369,881	351,364
Additions	10,512	3,773
Disposals	(467)	(1,174)
Transfers	0	0
Translation to presentation currency	(41,771)	15,918
Ending balance	338,155	369,881
Amortization
Intangible assets
Beginning balance	(24,960)	(14,818)
Additions	(9,080)	(9,735)
Disposals	6	1,082
Transfers	0	0
Translation to presentation currency	5,163	(1,489)
Ending balance	(28,871)	(24,960)
Net
Intangible assets
Beginning balance	344,921	336,546
Additions	1,432	(5,962)
Disposals	(461)	(92)
Transfers	0	0
Translation to presentation currency	(36,608)	14,429
Ending balance	309,284	344,921
Software | Cost
Intangible assets
Beginning balance	6,972	6,472
Additions	53	111
Disposals	(201)	(1,174)
Transfers	7,181	1,102
Translation to presentation currency	(2,161)	461
Ending balance	11,844	6,972
Software | Amortization
Intangible assets
Beginning balance	(4,655)	(4,613)
Additions	(1,685)	(756)
Disposals	6	1,082
Transfers	0	0
Translation to presentation currency	1,177	(368)
Ending balance	$ (5,157)	$ (4,655)
Weighted average rate (p.a.)	24.00%	12.00%
Software in progress | Cost
Intangible assets
Beginning balance	$ 2,845	$ 198
Additions	7,570	3,662
Disposals	(262)	0
Transfers	(7,181)	(1,102)
Translation to presentation currency	(796)	87
Ending balance	2,176	2,845
Customer relationship | Cost
Intangible assets
Beginning balance	62,546	60,037
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation to presentation currency	(6,780)	2,509
Ending balance	55,766	62,546
Customer relationship | Amortization
Intangible assets
Beginning balance	(13,161)	(4,660)
Additions	(6,941)	(7,917)
Disposals	0	0
Transfers	0	0
Translation to presentation currency	2,434	(584)
Ending balance	$ (17,668)	$ (13,161)
Weighted average rate (p.a.)	13.20%	15.84%
Non-compete agreement | Cost
Intangible assets
Beginning balance	$ 2,805	$ 2,580
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation to presentation currency	(680)	225
Ending balance	2,125	2,805
Non-compete agreement | Amortization
Intangible assets
Beginning balance	(1,187)	(498)
Additions	(565)	(608)
Disposals	0	0
Transfers	0	0
Translation to presentation currency	402	(81)
Ending balance	$ (1,350)	$ (1,187)
Weighted average rate (p.a.)	20.00%	20.00%
Other | Cost
Intangible assets
Beginning balance	$ 7,017	$ 6,478
Additions		0
Disposals	(4)	0
Transfers	0	0
Translation to presentation currency	(1,535)	539
Ending balance	5,478	7,017
Other | Amortization
Intangible assets
Beginning balance	(5,957)	(5,047)
Additions	111	(454)
Disposals	0	0
Transfers	0	0
Translation to presentation currency	1,150	(456)
Ending balance	$ (4,696)	$ (5,957)
Weighted average rate (p.a.)	5.00%	5.00%
Goodwill | Cost
Intangible assets
Beginning balance	$ 287,696	$ 275,599
Additions	2,889	0
Disposals	0	0
Transfers	0	0
Translation to presentation currency	(29,819)	12,097
Ending balance	$ 260,766	$ 287,696